EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2012 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 121 (“Amendment No. 121”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 121 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-12-000429) on April 26, 2012:

Eaton Vance Balanced Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Parametric Option Absolute Return Strategy Fund

Eaton Vance Real Estate Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

        Maureen A. Gemma

        Secretary

Date: May 1, 2012